Long Term Deposits and Other Assets (Details) - Schedule of long term deposits and other assets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of long term deposits and other assets [Abstract]
Rent deposits	¥ 572	$ 88	¥ 392
Advertising deposits	810	124	2,369
Long term deposits and other assets	¥ 1,382	$ 212	¥ 2,761